Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay-Versus-Performance Table

Pay Versus Performance
					Value of Initial Fixed $100 Investment
			Average	Average	Based On:
	Summary	Compensation	Summary	Compensation		Peer Group		Company-
	Compensation	Actually	Compensation	Actually	Total	Total		Selected
	Table Total	Paid	Table Total	Paid	Shareholder	Shareholder	Net	Measure:
Year(1)	for PEO(2)	for PEO(3)	for Non-PEO NEOs(2)	for Non-PEO NEOs(3)	Return(4)	Return(4)(5)	Income(6)	Revenue(7)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$3,600	$97,396,301	$8,588,639	$10,470,781	$68	$133	-$424,174,000	$579,906,000
2023	$3,600	-$57,377,922	$5,209,815	-$3,681,571	$48	$88	-$172,311,000	$424,336,000
2022	$27,289,978	$146,867,481	$3,956,318	$26,962,513	$62	$105	-$155,138,000	$252,653,000

Company Selected Measure Name	Total Revenue
Named Executive Officers, Footnote	During fiscal years 2022, 2023, and 2024, our PEO and non-PEO NEOs were as follows:

Year	PEO (CEO)	Non-PEO NEOs
2024	Sytse Sijbrandij	Michael McBride, Brian Robins, Robin Schulman, Chris Weber
2023	Sytse Sijbrandij	Michael McBride, Brian Robins, Robin Schulman, Eric Johnson
2022	Sytse Sijbrandij	Michael McBride, Eric Johnson

Peer Group Issuers, Footnote	The peer group used for this purpose is the S&P Information Technology Sector.
PEO Total Compensation Amount	$ 3,600	$ 3,600	$ 27,289,978
PEO Actually Paid Compensation Amount	$ 97,396,301	(57,377,922)	146,867,481
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c) and (e) represent the amount of “compensation actually paid” to our PEO and Non-PEO NEOs in each respective year. The dollar amounts do not reflect the actual amount of compensation earned or received during the applicable fiscal year. There are no material differences between the assumptions used to compute the valuation of the equity awards for calculating the compensation actually paid from the assumptions used to compute the valuation of such equity awards as of the grant date. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation of our PEO and non-PEO NEOs for each year to determine the “compensation actually paid” to him or her:

PEO
			2024
	Summary Compensation Table - Total Compensation	(a)	$3,600
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$0
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$0
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$98,798,127
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$0
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$-1,405,426
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$0
=	Compensation Actually Paid		$97,396,301

Non-PEO NEO Average
			2024
	Summary Compensation Table - Total Compensation	(a)	$8,588,639
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$7,870,183
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$10,392,815
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$2,546,643
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$662,118
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$-829,364
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$3,019,956
=	Compensation Actually Paid		$10,470,781
No dividends were paid during fiscal years 2022, 2023 and 2024 and GitLab does not maintain any pension plans, so there was no change in pension values during fiscal years 2022, 2023 or 2024.

Non-PEO NEO Average Total Compensation Amount	$ 8,588,639	5,209,815	3,956,318
Non-PEO NEO Average Compensation Actually Paid Amount	$ 10,470,781	(3,681,571)	26,962,513
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (c) and (e) represent the amount of “compensation actually paid” to our PEO and Non-PEO NEOs in each respective year. The dollar amounts do not reflect the actual amount of compensation earned or received during the applicable fiscal year. There are no material differences between the assumptions used to compute the valuation of the equity awards for calculating the compensation actually paid from the assumptions used to compute the valuation of such equity awards as of the grant date. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation of our PEO and non-PEO NEOs for each year to determine the “compensation actually paid” to him or her:

PEO
			2024
	Summary Compensation Table - Total Compensation	(a)	$3,600
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$0
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$0
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$98,798,127
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$0
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$-1,405,426
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$0
=	Compensation Actually Paid		$97,396,301

Non-PEO NEO Average
			2024
	Summary Compensation Table - Total Compensation	(a)	$8,588,639
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$7,870,183
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$10,392,815
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$2,546,643
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$662,118
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$-829,364
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$3,019,956
=	Compensation Actually Paid		$10,470,781
No dividends were paid during fiscal years 2022, 2023 and 2024 and GitLab does not maintain any pension plans, so there was no change in pension values during fiscal years 2022, 2023 or 2024.

Compensation Actually Paid vs. Total Shareholder Return	The following graph illustrates the relationship between compensation actually paid to our PEO and our non-PEO NEOs and our TSR for the period presented in the Pay-Versus-Performance table.
Compensation Actually Paid vs. Net Income
The following graph illustrates the relationship between compensation actually paid to our PEO and our non-PEO NEOs and our net income for the period presented in the Pay-Versus-Performance table. In fiscal 2023, as a high-growth company, GitLab emphasized revenue growth as a performance measure. Consequently, we did not use net income (loss) as a performance measure in our executive compensation program in fiscal 2023. Given this, we do not believe there is any meaningful relationship between our net income (loss) and compensation actually paid to our named executive officers during the periods presented.

Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Company Performance Metrics
Revenue
Non-GAAP Operating Income
Stock Price Hurdles

Total Shareholder Return Amount	$ 68	48	62
Peer Group Total Shareholder Return Amount	133	88	105
Net Income (Loss)	$ (424,174,000)	$ (172,311,000)	$ (155,138,000)
Company Selected Measure Amount	579,906,000	424,336,000	252,653,000
PEO Name	Sytse Sijbrandij	Sytse Sijbrandij	Sytse Sijbrandij
Additional 402(v) Disclosure	The dollar amounts reported in columns (b) and (d) are the amounts reported for our PEO and the average of our non-PEO NEOs, respectively, for each corresponding year in the “Total” column of the Summary Compensation Table.Company and Peer Group total shareholder return assume a $100 investment based on closing prices on October 13, 2021 (the date of our initial public offering) through the end of the listed fiscal year, assuming reinvestment of dividends, where applicable.Represents GitLab’s Net Loss Attributable to GitLab, as reported in GitLab’s audited financial statements for the applicable fiscal year.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Non-GAAP Measure Description	The Company-Selected Metric is Total Revenue, as reported in GitLab’s audited financial statements for the applicable fiscal year.
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income
Measure:: 4
Pay vs Performance Disclosure
Name	Stock Price Hurdles
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	98,798,127
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,405,426
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,870,183
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,392,815
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,546,643
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	662,118
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	829,364
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,019,956